Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Jul. 31, 2026	Jul. 31, 2026
C000133805_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Total Return Index
C000133805_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000133805_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	9,273
C000133805_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,526
C000133805_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,015
C000133805_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	7,927
C000133805_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,120
C000133805_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,147
C000133805_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,032
C000133805_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,358
C000133805_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,558
C000133805_0_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,969
C000133805_4_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000133805_4_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000133805_4_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,753
C000133805_4_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,092
C000133805_4_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,532
C000133805_4_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,564
C000133805_4_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,458
C000133805_4_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,474
C000133805_4_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,804
C000133805_4_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,253
C000133805_4_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,031
C000133805_4_BBIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	33,101
C000133805_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Commodity Strategy Central Fund
C000133805_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000133805_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,177
C000133805_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,702
C000133805_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,976
C000133805_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,939
C000133805_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,443
C000133805_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,883
C000133805_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,470
C000133805_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,954
C000133805_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,269
C000133805_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,706
C000133805_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Commodity Strategy Linked Index
C000133805_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000133805_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,077
C000133805_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,352
C000133805_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,797
C000133805_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,614
C000133805_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,084
C000133805_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,374
C000133805_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,162
C000133805_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,429
C000133805_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,734
C000133805_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,904
C000133805_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity 3 Month Forward Total Return Index
C000133805_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000133805_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,250
C000133805_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,750
C000133805_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,237
C000133805_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,671
C000133805_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,744
C000133805_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,015
C000133805_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,196
C000133805_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,736
C000133805_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,294
C000133805_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 23,489